Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of intangible asset, net
(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2021
Purchased software	1,206	(322)	884
Trademarks	124	(76)	48
Licensed copyrights	181	(104)	77
Intangible assets	1,511	(502)	1,009

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2022
Purchased software	1,118	(405)	713
Trademarks	114	(81)	33
Licensed copyrights	171	(115)	56
Intangible assets	1,403	(601)	802

Schedule of Estimated Aggregate Amortization Expenses
Year	(In thousands)
2023	80
2024	80
2025	80
2026	80
2027	80
Thereafter	402
Total	802